Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Institutional Tax-Free Cash Trust

(formerly, Federated Tax-Free Trust)

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES (FFTXX)
PREMIER SHARES (FTFXX)

SUPPLEMENT TO PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016

A Special Meeting of Shareholders of Federated Institutional Tax-Free Cash Trust will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 10:00 a.m. (Eastern Time), on July 26, 2016, for the following purpose:

1. To approve an amendment to the Fund's fundamental "names rule" investment policy (the "Names Rule Policy") to require that, under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax.

The Fund's current Names Rule Policy is:

"The Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. So long as the Fund's name includes the words "tax-free," the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax. These policies may not be changed without shareholder approval."

If approved by shareholders at the July 26, 2016 Special Meeting, the Fund's Names Rule Policy will be replaced with the following:

"Under normal circumstances, the Fund will invest its assets so that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax. This policy may not be changed without shareholder approval."

The Board of Trustees has fixed May 27, 2016 as the record date for determination of shareholders entitled to vote at the Special Meeting. If approved by shareholders, the change in the Fund's Names Rule Policy will be effective immediately.
Federated Institutional Tax-Free Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Institutional Tax-Free Cash Trust

(formerly, Federated Tax-Free Trust)

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES (FFTXX)
PREMIER SHARES (FTFXX)

SUPPLEMENT TO PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016

A Special Meeting of Shareholders of Federated Institutional Tax-Free Cash Trust will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 10:00 a.m. (Eastern Time), on July 26, 2016, for the following purpose:

1. To approve an amendment to the Fund's fundamental "names rule" investment policy (the "Names Rule Policy") to require that, under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax.

The Fund's current Names Rule Policy is:

"The Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. So long as the Fund's name includes the words "tax-free," the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax. These policies may not be changed without shareholder approval."

If approved by shareholders at the July 26, 2016 Special Meeting, the Fund's Names Rule Policy will be replaced with the following:

"Under normal circumstances, the Fund will invest its assets so that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax. This policy may not be changed without shareholder approval."

The Board of Trustees has fixed May 27, 2016 as the record date for determination of shareholders entitled to vote at the Special Meeting. If approved by shareholders, the change in the Fund's Names Rule Policy will be effective immediately.